Basic and Diluted Earnings Per Share - Summary of Weighted Average Number of Common Shares Used to Calculate Basic Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Diluted earnings per share – R$		R$ 22.77	R$ 2.36	R$ (8.78)
Boa Vista Servicos S A [member]
Earnings per share [line items]
Profit for the period/year attributable to the owners of the Company and used to calculate diluted earnings per share (in Reais – R$)	R$ 108,023,628		R$ 297,750,335	R$ 175,196,612
Weighted average number of common shares used to calculate basic earnings per share	531,524,863		531,849,714	527,706,265
Weighted average treasury shares	(1,230,038)		(789,429)	0
Effect of warrants	708,996		1,387,621	711,601
Effect of share options	2,011,348		2,609,392	4,059,077
Effect of restricted shares	927,682		0	0
Weighted average number of common shares for diluted earnings per share calculation purposes	533,942,851		535,057,298	532,476,943
Diluted earnings per share – R$	R$ 0.2023		R$ 0.5565	R$ 0.329